                     [AMERICAN EXPRESS LOGO]


GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor - Resrv Partners, Inc.
RF/STR SEMI-ANNUAL 11/01


                                                         [AMERICAN EXPRESS LOGO]



AMERICAN EXPRESS
MONEY MARKET ACCOUNTS




                                                                      Strategist
                                                                    Money Market
                                                                            Fund


                                                              Semi-Annual Report
                                                               November 30, 2001






                                                               OFFERED BY
                                                               THE RESERVE FUNDS

                          STRATEGIST MONEY-MARKET FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2001 (UNAUDITED)

 PRINCIPAL                                                                            VALUE
   AMOUNT     NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--61.4%                         (NOTE 1)
 ---------    ----------------------------------------------                         --------
              DOMESTIC--28.3%
$  1,000,000  American Express Centurion Bank, 2.10%, 2/6/02...................  $      1,000,000
   1,000,000  First Tennessee Bank, 2.21%, 1/28/02.............................         1,000,000
   2,000,000  First Union National Bank, 2.28%, 12/05/01.......................         2,000,000
   1,000,000  Regions Bank, 3.79%, 12/12/01....................................         1,000,000
   1,000,000  Southtrust Bank, 3.79%, 12/12/01.................................         1,000,000
                                                                                 ----------------
                                                                                        6,000,000
                                                                                 ----------------
              YANKEES--33.1%
   1,000,000  BNP Paribas, 3.53%, 12/7/01......................................         1,000,000
   1,000,000  Commerzbank, AG, 2.07%, 2/27/02..................................         1,000,000
   1,000,000  Natexis Banques Populaires, 2.09%, 2/26/02.......................         1,000,000
   1,000,000  National Westminster Bank PLC, 5.10%, 2/7/02.....................         1,000,000
   1,000,000  Norddeutsche Landesbank Girozentrale, 2.50%, 12/03/01............         1,000,000
   1,000,000  Rabobank Nederland, 2.30%, 1/17/02...............................           999,994
   1,000,000  Westdeutsche Landesbank Girozentrale, 2.07%, 2/28/02.............         1,000,000
                                                                                 ----------------
                                                                                        6,999,994
                                                                                 ----------------
              Total Negotiable Bank Certificates of Deposit (Cost
              $13,000,000).....................................................        12,999,994
                                                                                 ----------------
              REPURCHASE AGREEMENTS--37.8%
   4,000,000  Bear, Stearns & Co. Inc., 2.14%, due 12/3/01 repurchase proceeds at maturity $4,000,713 (collateralized by FGSR 0% due 1/1/23 valued at $3,521,692, FNST 0% due 9/1/10 valued at $1,098, GNRM
              6.34% due 1/16/30 valued $225,328, SFNI 0% due 12/1/18 to 8/1/21
              valued at $156,104, SFNP 0% due 1/1/18 valued at $217,019).......         4,000,000
   4,000,000  State Street Bank, 2.11%, due 12/3/01 repurchase proceeds at maturity $4,000,703 (collateralized by FNMA 6.00% due 5/15/08
              valued at $4,082,850)............................................         4,000,000
                                                                                 ----------------
              Total Repurchase Agreements (Cost $8,000,000)....................         8,000,000
                                                                                 ----------------

                 TOTAL INVESTMENTS (COST $21,000,000)................      99.2%       20,999,994
                 OTHER ASSETS, LESS LIABILITIES......................        .8           166,049
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     21,166,043
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
                 ON 21,166,043 SHARES OF BENEFICIAL INTEREST
                 $.001 PAR VALUE OUTSTANDING...................................             $1.00
                                                                                 ================

                                    GLOSSARY
FGSR  --  Freddie Mac Gold Strips Principal only
FNMA  --  Federal National Mortgage Association
FNST  --  Federal National Mortgage Association Strips
GNRM  --  Government National Mortgage Association Pass-Through Floater
SFNI  --  Fannie Mae Strips Interest only
SFNP  --  Fannie Mae Strips Principal only

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          STRATEGIST MONEY-MARKET FUND
                            STATEMENT OF OPERATIONS
            FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001-- (UNAUDITED)

INTEREST INCOME (Note 1).......................................................................  $424,239
                                                                                                 --------

EXPENSES (Note 2)
  Comprehensive management fee.................................................................    96,013
  Trustee fees.................................................................................       625
  Distribution (12b-1) fee.....................................................................    24,003
                                                                                                 --------
    Total expenses.............................................................................   120,641
    Less: expenses waived (Note 2 & 3).........................................................   (72,010)
                                                                                                 --------
    Net Expenses...............................................................................    48,631
                                                                                                 --------

NET INVESTMENT INCOME, representing Net Increase in Net Assets from Investment Operations......  $375,608
                                                                                                 ========

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                              FOR THE SIX
                                                                             MONTHS ENDED
                                                                             NOVEMBER 30,     YEAR ENDED
                                                                               2001 (A)      MAY 31, 2001
                                                                             -------------   -------------
INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income....................................................  $    375,608    $  2,453,681
                                                                             ------------    ------------

DIVIDENDS PAID TO SHAREHOLDERS FROM (Note 1):
  Net investment income....................................................      (375,608)     (2,453,681)
                                                                             ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share):
  Net proceeds from sale of shares.........................................    34,819,039      62,275,241
  Dividends reinvested.....................................................       375,608       2,453,681
  Cost of shares redeemed..................................................   (41,458,541)    (79,602,425)
                                                                             ------------    ------------
                                                                               (6,263,894)    (14,873,503)
                                                                             ------------    ------------
  Net decrease in net assets...............................................    (6,263,894)    (14,873,503)

NET ASSETS
  Beginning of period......................................................    27,429,937      42,303,440
                                                                             ------------    ------------
  End of period............................................................  $ 21,166,043    $ 27,429,937
                                                                             ============    ============

---------------

(a)  Unaudited.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     The Strategist Money-Market Fund, a series of The Reserve Fund, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. The Reserve Fund's authorized shares of beneficial interest are unlimited and are divided into four series (funds): Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Strategist Money-Market Fund. The financial statements and notes apply only to the Strategist Money-Market Fund (the "Fund").

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act of 1940 and for computing the portfolio's weighted average life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument, and for variable rate instruments the longer of
     (1) above or (2) the period remaining until the instrument's next interest rate adjustment.

     C. It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

     E. The Fund may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Fund's Board of Trustees. The Fund's Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's custodians hold the underlying securities subject to repurchase agreements.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Fund, RMCI serves as the Fund's Investment Adviser subject to the policies adopted by the Board of Trustees. The Fund pays RMCI a comprehensive management fee, which is accrued daily at the annual rate of 0.80% of the average daily net assets of the Fund. RMCI pays all administration and customary operating expenses of the Fund. Excluded from the definition of customary operating expenses are: interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share. For the six months ended November 30, 2001, RMCI voluntarily waived a portion of its fee amounting to $48,007.

(3)  DISTRIBUTION ASSISTANCE:
--------------------------------------------------------------------------------

     Pursuant to a Plan of Distribution, the Fund may make assistance payments, at a rate of .20% per annum of the average daily net asset value, to firms (including RMCI) for distribution assistance and administrative services provided to Fund shareholders. The Plan requires RMCI to pay an equivalent amount from its own resources. For the six months ended November 30, 2001, the Fund accrued $24,003 in distribution fees of which $24,003 voluntarily waived by RMCI.

(4)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(5)  COMPOSITION OF NET ASSETS:
--------------------------------------------------------------------------------

     At November 30, 2001, the Fund's net assets consisted of $21,166 in par value and $21,144,877 in paid-in capital.

(6)  FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------

     Contained below is per share operating performance data for a share of beneficial interest for each of the periods as indicated.

                                                          FOR THE SIX
                                                          MONTHS ENDED             FOR FISCAL YEARS ENDED MAY 31,
                                                          NOVEMBER 30,  -----------------------------------------------------
                                                            2001 (A)      2001       2000       1999       1998       1997
                                                          ------------  ---------  ---------  ---------  ---------  ---------
      Net asset value at beginning of period............    $ 1.0000    $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                            --------    --------   --------   --------   --------   --------
      Net investment income from investment operations..      0.0159      0.0579     0.0550     0.0496     0.0542     0.0552
      Less dividends from net investment income.........     (0.0159)    (0.0579)   (0.0550)   (0.0496)   (0.0542)   (0.0552)
                                                            --------    --------   --------   --------   --------   --------
      Net asset value at end of period..................    $ 1.0000    $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000
                                                            ========    ========   ========   ========   ========   ========
      Total Return......................................        1.57%       5.93%      5.50%      4.96%      5.42%      5.52%
      RATIOS/SUPPLEMENTAL DATA
      ---------------------------------------------
      Net assets end of period (millions)...............    $   21.2    $   27.4   $   42.3   $   52.6   $   56.3   $   99.7
      Ratio of expenses to average net assets (c).......        1.02%(b)     1.01%     1.00%      1.00%      1.00%      1.00%
      Ratio of net investment income to average net
        assets (c)......................................        2.56%(b)     5.19%     4.61%      4.24%      4.62%      4.44%

---------------

(a)  Unaudited
(b)  Annualized
(c) Due to the voluntary waiver of certain expenses by RMCI, the net expense ratios and net investment income amounted to:

                                                          FOR THE SIX
                                                          MONTHS ENDED             FOR FISCAL YEARS ENDED MAY 31,
                                                          NOVEMBER 30,  -----------------------------------------------------
                                                            2001 (A)      2001       2000       1999       1998       1997
                                                          ------------  ---------  ---------  ---------  ---------  ---------

      Expenses ratios with waiver.......................      0.41%        0.41%      0.40%      0.40%      0.33%      0.00%
      Net investment income with waiver.................      3.16%        5.79%      5.21%      4.84%      5.29%      5.44%